Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 3,716,882	$ 76,506,447	$ 1,942,808	$ 39,989,781	$ 60,621,631			$ 81,912,409
Customers, net	4,919,430	101,259,081		68,382,413
Sundry debtors		37,034,460		28,076,118
Investments in joint ventures and associates	109,551	2,254,952		12,015,129
Mexican Government Bonds		109,124,514		129,320,536
Other assets		40,787,153		31,615,623
Financial liabilities measured at fair value				(9,318,015)
Suppliers	(12,828,545)	(264,056,358)		(281,978,041)
Accounts and accrued expenses payable	$ (1,555,411)	(32,015,808)		(30,709,497)
Leases		(59,351,649)		(63,184,128)	$ (68,148,627)
Debt		(2,211,701,630)		(2,232,694,117)		$ (1,851,000)	$ (34,875,000)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,473,967		25,947,993
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		448,949		384,665
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(13,636,086)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,922,916		26,332,658
Cash and cash equivalents		76,506,447		39,989,781
Customers, net		101,259,081		68,382,413
Officials and employees		3,752,693		3,539,505
Sundry debtors		37,034,460		28,076,118
Investments in joint ventures and associates		2,254,952		12,015,129
Notes receivable		1,646,290		886,827
Mexican Government Bonds		110,855,356		129,549,519
Other assets		4,537,481		3,824,913
Financial assets not measured at fair value		337,846,759		286,264,205
Financial liabilities measured at fair value		(13,636,086)		(9,318,015)
Suppliers		(264,056,358)		(281,978,041)
Accounts and accrued expenses payable		(32,015,808)		(30,709,497)
Leases		(59,351,648)		(63,184,128)
Debt		(2,249,695,894)		(2,258,727,317)
Financial liabilities not measured at fair value		(2,605,119,708)		(2,634,598,983)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,473,967		25,947,993
Financial liabilities measured at fair value		(13,636,086)		(9,318,015)
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		448,949		384,665
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		76,506,447		39,989,781
Customers, net		101,259,081		68,382,413
Officials and employees		3,752,693		3,539,505
Sundry debtors		37,034,460		28,076,118
Investments in joint ventures and associates		2,254,952		12,015,129
Notes receivable		1,646,290		886,827
Mexican Government Bonds		110,855,356		129,549,519
Other assets		4,537,481		3,824,913
Financial assets not measured at fair value		337,846,759		286,264,205
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,473,967		25,947,993
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,473,967		25,947,993
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		448,949		384,665
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		448,949		384,665
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers		(264,056,358)		(281,978,041)
Accounts and accrued expenses payable		(32,015,808)		(30,709,497)
Leases		(59,351,648)		(63,184,128)
Debt		(2,249,695,894)		(2,258,727,317)
Financial liabilities not measured at fair value		(2,605,119,708)		(2,634,598,983)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(13,636,086)		(9,318,015)
Carrying amount [member] | Derivative liabilities [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(13,636,086)		(9,318,015)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt		(2,211,701,630)		(2,232,694,117)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,473,967		25,947,993
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		448,949		384,665
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(13,636,086)		(9,318,015)
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		$ 109,124,514		$ 129,320,536